CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at July 14, 2021 (inception) at Jul. 13, 2021
Beginning balance, shares at Jul. 13, 2021
Net loss			(138,439)	(138,439)
Ending balance, value at Dec. 31, 2021	$ 831		(8,203,926)	(8,203,095)
Ending balance, shares at Dec. 31, 2021	8,311,000
Accretion – increase in redemption value of common stock subject to redemption			(155,230)	(155,230)
Net loss			(435,449)	(435,449)
Ending balance, value at Jun. 30, 2022	$ 831		(8,794,605)	(8,793,774)
Ending balance, shares at Jun. 30, 2022	8,311,000
Balance at July 14, 2021 (inception) at Mar. 31, 2022	$ 831		(8,380,281)	(8,379,450)
Beginning balance, shares at Mar. 31, 2022	8,311,000
Accretion – increase in redemption value of common stock subject to redemption			(155,230)	(155,230)
Net loss			(259,094)	(259,094)
Ending balance, value at Jun. 30, 2022	$ 831		$ (8,794,605)	$ (8,793,774)
Ending balance, shares at Jun. 30, 2022	8,311,000